Note 6 - Earnings (Loss) per Share (Tables)	15 Months Ended
Sep. 30, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]	At Three Months Ended, June 30
	Three months ended		Six months ended
	September 30,		September 30,
	2012	2011	2012	2011

Issued common share at April 1	27,096,086	26,729,086	27,096,086	26,729,086
Issued during the period	-	350,000	-	275,410
Cancelled during the period	(5,045,654)	-	(2,536,613)	-
Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496